Capital Management and Risk Policies - Summary of key macroeconomic variables (Detail)	12 Months Ended
Dec. 31, 2024
QI - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	3.70%
Unemployment Rate	(8.60%)
Real Salary	14.80%
Badlar rate	(62.30%)
Consumer Price Index (CPI)	56.80%
QI - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	4.20%
Unemployment Rate	(13.80%)
Real Salary	16.70%
Badlar rate	(74.00%)
Consumer Price Index (CPI)	53.60%
QI - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	1.60%
Unemployment Rate	17.50%
Real Salary	12.40%
Badlar rate	(52.90%)
Consumer Price Index (CPI)	68.50%
QII - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	7.10%
Unemployment Rate	(7.50%)
Real Salary	7.10%
Badlar rate	(7.90%)
Consumer Price Index (CPI)	40.50%
QII - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	8.10%
Unemployment Rate	(12.70%)
Real Salary	9.00%
Badlar rate	(37.80%)
Consumer Price Index (CPI)	34.80%
QII - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	2.90%
Unemployment Rate	19.00%
Real Salary	1.10%
Badlar rate	44.20%
Consumer Price Index (CPI)	62.30%
QIII - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	5.00%
Unemployment Rate	(2.90%)
Real Salary	4.90%
Badlar rate	(25.30%)
Consumer Price Index (CPI)	32.10%
QIII - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	6.60%
Unemployment Rate	(8.50%)
Real Salary	7.30%
Badlar rate	(50.70%)
Consumer Price Index (CPI)	24.10%
QIII - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(1.10%)
Unemployment Rate	24.80%
Real Salary	(4.20%)
Badlar rate	22.40%
Consumer Price Index (CPI)	64.20%
QIV - 2023 | Base
Disclosure of Credit Quality of Debt Securities [line items]
GDP	5.90%
Unemployment Rate	(1.70%)
Real Salary	4.90%
Badlar rate	(21.70%)
Consumer Price Index (CPI)	27.30%
QIV - 2023 | Optimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	8.00%
Unemployment Rate	(7.30%)
Real Salary	8.10%
Badlar rate	(49.70%)
Consumer Price Index (CPI)	17.20%
QIV - 2023 | Pessimistic
Disclosure of Credit Quality of Debt Securities [line items]
GDP	(2.20%)
Unemployment Rate	26.40%
Real Salary	(7.10%)
Badlar rate	34.80%
Consumer Price Index (CPI)	70.20%